SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 1,328,662	¥ 1,512,929
Deductible advertising expense	93,960	444,484
Leases	195,166	193,523
Provision for credit losses	9,298	10,762
Impairment loss for equity investments accounted for using measurement alternative		865
Less: valuation allowance	(1,424,137)	(1,977,402)	¥ (2,187,715)	¥ (2,096,090)
Net deferred tax assets	202,949	185,161
Leases	(202,949)	(185,161)
Total deferred tax liabilities, net	¥ (202,949)	¥ (185,161)